INTANGIBLE ASSETS, NET - Schedule of Estimated Future Amortization Expense for Intangible Assets (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Schedule Of Estimated Future Amortization Expense For Intangible Assets Abstract
2027	$ 16,398
2028	16,398
2029	16,398
2030	16,398
2031	9,564
Total estimated future amortization expense	$ 75,156	$ 0